Financial risk management (Tables)	12 Months Ended
Mar. 31, 2024
Financial Risk Management [Abstract]
Disclosure of treasury credit risk	As at 31 March 2024, the following
limits were in place for investments and derivative financial instruments held with banks and financial institutions:

	Maximum limit £m	Utilisation of maximum limit £m	Long-term limit £m	Utilisation of long-term limit £m
Triple ‘A’ G7 sovereign entities (AAA)	2,818	—	2,114	—
Triple ‘A’ vehicles (AAA)	500	460	—	—
Triple ‘A’ range institutions and non-G7 sovereign entities (AAA)	2,562	—	1,922	—
Double ‘A+’ G7 sovereign entities (AA+)	2,562	—	1,922	—
Double ‘A’ range institutions (AA)	1,537 to 2,050	0 to 316	1,153 to 1,537	0 to 311
Single ‘A’ range institutions (A)	512 to 1,025	0 to 542	384 to 769	0 to 376

Disclosure of offsetting of financial assets and financial liabilities

				Related amounts available to be offset but not offset in statement of financial position
At 31 March 2024	Gross carrying amounts £m	Gross amounts offset £m	Net amount presented in statement of financial position £m	Financial instruments £m	Cash collateral received/ pledged £m	Net amount £m
Assets
Financing derivatives	333	—	333	(246)	(28)	59
Commodity contract derivatives	35	—	35	(27)	—	8
	368	—	368	(273)	(28)	67
Liabilities
Financing derivatives	(1,126)	—	(1,126)	246	441	(439)
Commodity contract derivatives	(118)	—	(118)	27	11	(80)
	(1,244)	—	(1,244)	273	452	(519)

	(876)	—	(876)	—	424	(452)

				Related amounts available to be offset but not offset in statement of financial position
At 31 March 2023	Gross carrying amounts £m	Gross amounts offset £m	Net amount presented in statement of financial position £m	Financial instruments £m	Cash collateral received/ pledged £m	Net amount £m
Assets
Financing derivatives	363	—	363	(204)	(76)	83
Commodity contract derivatives	66	—	66	(28)	—	38
	429	—	429	(232)	(76)	121
Liabilities
Financing derivatives	(1,119)	—	(1,119)	204	681	(234)
Commodity contract derivatives	(174)	—	(174)	28	19	(127)
	(1,293)	—	(1,293)	232	700	(361)

	(864)	—	(864)	—	624	(240)

Disclosure of maturity analysis for financial liabilities and derivatives	The following is a payment profile of our financial liabilities and derivatives:

At 31 March 2024	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	More than 3 years £m	Total £m
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(4,480)	(2,627)	(3,036)	(35,243)	(45,386)
Interest payments on borrowings[1]	(1,505)	(1,442)	(1,386)	(17,247)	(21,580)
Lease liabilities	(133)	(118)	(97)	(662)	(1,010)
Other non-interest-bearing liabilities	(3,715)	(458)	—	—	(4,173)
Contingent consideration	—	—	—	—	—
Derivative financial liabilities
Financing derivatives – receipts[2]	5,583	2,993	2,672	5,246	16,494
Financing derivatives – payments[2]	(6,068)	(3,496)	(2,909)	(5,756)	(18,229)
Commodity contract derivatives – receipts[2]	8	3	—	—	11
Commodity contract derivatives – payments[2]	(79)	(24)	(7)	—	(110)
Derivative financial assets
Financing derivatives – receipts[2]	1,927	311	3,993	2,485	8,716
Financing derivatives – payments[2]	(1,884)	(312)	(3,935)	(2,305)	(8,436)
Commodity contract derivatives – receipts[2]	23	8	1	—	32
Commodity contract derivatives – payments[2]	(9)	(5)	(1)	—	(15)
	(10,332)	(5,167)	(4,705)	(53,482)	(73,686)

At 31 March 2023	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	More than 3 years £m	Total £m
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(2,433)	(2,722)	(2,614)	(33,866)	(41,635)
Interest payments on borrowings[1]	(1,220)	(1,244)	(1,148)	(15,301)	(18,913)
Lease liabilities	(118)	(102)	(86)	(610)	(916)
Other non-interest-bearing liabilities	(4,232)	(416)	—	—	(4,648)
Contingent consideration	(19)	—	—	—	(19)
Derivative financial liabilities
Financing derivatives – receipts[2]	1,174	2,154	2,381	7,364	13,073
Financing derivatives – payments[2]	(1,461)	(2,483)	(2,705)	(8,335)	(14,984)
Commodity contract derivatives – receipts[2]	11	9	1	—	21
Commodity contract derivatives – payments[2]	(126)	(35)	(11)	(1)	(173)
Derivative financial assets
Financing derivatives – receipts[2]	4,757	701	745	3,299	9,502
Financing derivatives – payments[2]	(4,679)	(676)	(719)	(3,183)	(9,257)
Commodity contract derivatives – receipts[2]	48	11	—	—	59
Commodity contract derivatives – payments[2]	(11)	(6)	(3)	—	(20)
	(8,309)	(4,809)	(4,159)	(50,633)	(67,910)
1.The interest on borrowings is calculated based on borrowings held at 31 March without taking account of future issues. Floating rate interest is estimated using a forward interest rate curve as at 31 March. Payments are included on the basis of the earliest date on which the Company can be required to settle.
2.The receipts and payments line items for derivatives comprise gross undiscounted future cash flows, after considering any contractual netting that applies within individual contracts.
Where cash receipts and payments within a derivative contract are settled net, and the amount to be received/(paid) exceeds the amount to be paid/(received), the net amount is presented within derivative receipts/(payments).

Disclosure of nature and extent of risks arising from financial instruments	Derivative financial instruments were used to manage foreign currency risk as follows:

	2024					2023
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Cash and cash equivalents	402	—	157	—	559	96	14	53	—	163
Financial investments	1,514	—	2,185	—	3,699	1,031	—	1,574	—	2,605
Borrowings	(14,498)	(11,936)	(18,938)	(1,700)	(47,072)	(14,473)	(11,045)	(15,741)	(1,726)	(42,985)
Pre-derivative position	(12,582)	(11,936)	(16,596)	(1,700)	(42,814)	(13,346)	(11,031)	(14,114)	(1,726)	(40,217)
Derivative effect	(9,102)	12,976	(6,625)	1,958	(793)	(6,751)	10,733	(6,476)	1,738	(756)
Net debt position	(21,684)	1,040	(23,221)	258	(43,607)	(20,097)	(298)	(20,590)	12	(40,973)
The currency exposure on other financial instruments is as follows:

	2024					2023
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Trade and other receivables	280	—	1,878	—	2,158	448	—	1,881	—	2,329
Trade and other payables	(1,330)	—	(2,385)	—	(3,715)	(1,624)	—	(2,629)	—	(4,253)
Other non-current liabilities	(169)	—	(289)	—	(458)	(147)	—	(269)	—	(416)
The table below sets out the sensitivity analysis for certain areas of estimation uncertainty set out in note 1F. These estimates are those that have a significant risk of resulting in a material adjustment to the carrying values of assets and liabilities in the next year. This includes the impact of changes in assumptions on the net assets recognised at the balance sheet date and the amount charged to the income statement for the following year. Note that the sensitivity analysis for the useful economic lives of our gas network assets is included in note 13.

	2024			2023
	Assumptions used	Income statement £m	Net assets £m	Assumptions used	Income statement £m	Net assets £m
Pensions and other post-retirement benefit liabilities (pre-tax):
UK discount rate change¹	1%	22	1,147	1%	29	1,264
US discount rate change¹	1%	18	801	1%	26	977
UK inflation rate change²	1%	8	902	1%	8	933
UK long-term rate of increase in salaries change	1%	4	81	1%	4	50
US long-term rate of increase in salaries change	1%	2	37	1%	4	57
UK change to life expectancy at age 65[3]	one year	2	402	one year	2	441
US change to life expectancy at age 65	one year	2	288	one year	3	344
Assumed US healthcare cost trend rates change	1%	18	276	1%	24	324

US environmental provision[4]:
Change in the real discount rate	1%	173	173	1%	150	150
Change in estimated future cash flows	20%	462	462	20%	354	354
1.A change in the discount rate is likely to be driven by changes in bond yields and as such would be expected to be offset to a significant degree by a change in the value of the bond assets held by the plans. In the UK, there would also be a £171 million (2023: £188 million) net assets offset from the buy-in policies, where the accounting value of the buy‑in asset is set equal to the associated liabilities.
2.The projected impact resulting from a change in RPI reflects the associated effect on escalation rates for pensions in payment and in deferment and future salary increases. The buy‑in policies would have a £150 million (2023: £164 million) net assets offset to the above.
3.In the UK, the buy-in policies and the longevity swap entered into would have a £126 million (2023: £136 million) net assets offset to the above.
4.In the prior year, our sensitivity analysis included our UK environmental provisions, which are not considered to be a key source of estimation uncertainty in the current year. Accordingly, comparatives have been restated in line with current year disclosure. As a result of this change, the change in the real discount rate decreased by £9 million and the change in the estimated future cash flows decreased by £24 million.

	2024			2023
	Assumptions used	Income statement £m	Other equity reserves £m	Assumptions used	Income statement £m	Other equity reserves £m
Financial risk (post tax):
UK inflation change¹	1%	36	—	1%	35	—
UK interest rates change	1%	24	304	1%	34	361
US interest rates change	1%	5	39	1%	14	50
US dollar exchange rate change²	10%	58	268	10%	51	291
1.Excludes sensitivities to LPI curve. Further details on sensitivities are provided in note 32(g).
2.The other equity reserves impact does not reflect the exchange translation in our US subsidiaries’ net assets. It is estimated this would change by £1,680 million (2023: £1,680 million)
in the opposite direction if the dollar exchange rate changed by 10%.
Our commodity contract derivatives are sensitive to price risk. Additional sensitivities in respect to commodity price risk and to our derivative fair values are as follows:

	2024			2023
	Assumptions used	Income statement £m	Net assets £m	Assumptions used	Income statement £m	Net assets £m
Commodity price risk (post tax):
Increase in commodity prices	10%	43	43	10%	49	49
Decrease in commodity prices	10%	(43)	(43)	10%	(40)	(40)

Assets and liabilities carried at fair value (post tax):
Fair value change in derivative financial instruments¹	10%	(59)	(59)	10%	(60)	(60)
Fair value change in commodity contract derivative liabilities	10%	(6)	(6)	10%	(8)	(8)
1.The effect of a 10% change in fair value assumes no hedge accounting
Disclosure of financial instruments by type of interest rate	Net debt was managed using derivative financial instruments to hedge interest rate risk as follows:

	2024					2023
	Fixed rate £m	Floating rate £m	Inflation linked £m	Other[1] £m	Total £m	Fixed rate £m	Floating rate £m	Inflation linked £m	Other[1] £m	Total £m
Cash and cash equivalents	157	402	—	—	559	53	110	—	—	163
Financial investments	—	3,640	—	59	3,699	—	2,569	—	36	2,605
Borrowings	(39,948)	(2,378)	(4,746)	—	(47,072)	(36,631)	(1,744)	(4,610)	—	(42,985)
Pre-derivative position	(39,791)	1,664	(4,746)	59	(42,814)	(36,578)	935	(4,610)	36	(40,217)
Derivative effect	5,034	(5,763)	(64)	—	(793)	4,213	(4,869)	(100)	—	(756)
Net debt position	(34,757)	(4,099)	(4,810)	59	(43,607)	(32,365)	(3,934)	(4,710)	36	(40,973)
1.Represents financial instruments which are not directly affected by interest rate risk, such as investments in equity or other similar financial instruments.

Disclosure of detailed information about hedging instruments	In accordance with the requirements of IFRS 7, certain additional information about hedge accounting is disaggregated by risk type and hedge designation type in the tables below:

Year ended 31 March 2024	Fair value hedges of foreign currency and/or interest rate risk £m	Cash flow hedges of foreign currency and/or interest rate risk £m	Cash flow hedges of foreign currency risk £m	Net investment hedges £m
Consolidated statement of comprehensive income
Net gains/(losses) in respect of:
Cash flow hedges	—	5	(26)	—
Cost of hedging	—	(1)	—	38
Net investment hedges	—	—	—	62

Transferred to profit or loss in respect of:
Cash flow hedges	—	220	4	—
Cost of hedging	1	(4)	—	(8)

Consolidated statement of changes in equity
Other equity reserves – cost of hedging balances	(11)	(16)	—	3

Consolidated statement of financial position
Borrowings – carrying value of hedging instruments
Liabilities – non-current	—	—	—	(1,768)
Derivatives – carrying value of hedging instruments[1]
Assets – current	—	—	5	11
Assets – non-current	33	161	1	—
Liabilities – current	(96)	(112)	(4)	(8)
Liabilities – non-current	(499)	(164)	(32)	—

Profiles of the significant timing, price and rate information of hedging instruments
Maturity range	Jul 2024 – Sep 2044	Jul 2024 – Nov 2040	Apr 2024 – Feb 2030	Apr 2024 – Jan 2034
Spot foreign exchange range:
GBP:USD	n/a	1.30 – 1.66	1.23 – 1.27	1.22 – 1.29
GBP:EUR	1.11 – 1.24	1.08 – 1.19	1.11 – 1.18	1.17 – 1.17
EUR:USD	1.07 – 1.15	1.07 – 1.15	n/a	n/a
Interest rate range:
GBP	SONIA +56bps/+374bps	0.976% – 7.410%	n/a	n/a
USD	SOFR +83bps/+223bps	2.095% – 5.989%	n/a	n/a
1.The use of derivatives may entail a derivative transaction qualifying for more than one hedge type designation under IFRS 9. Therefore, the derivative amounts in the table above are grossed up by hedge type, whereas they are presented net at an instrument level in the statement of financial position.

Year ended 31 March 2023	Fair value hedges of foreign currency and/or interest rate risk £m	Cash flow hedges of foreign currency and/or interest rate risk £m	Cash flow hedges of foreign currency risk £m	Net investment hedges £m
Consolidated statement of comprehensive income
Net gains/(losses) in respect of:
Cash flow hedges	—	136	10	—
Cost of hedging	4	4	—	(24)
Net investment hedges	—	—	—	(198)

Transferred to profit or loss in respect of:
Cash flow hedges	—	(136)	—	—
Cost of hedging	—	—	—	1
Reclassification of foreign currency translation reserve[1]	—	—	—	373

Consolidated statement of changes in equity
Other equity reserves – cost of hedging balances	(11)	(12)	—	(27)

Consolidated statement of financial position
Derivatives – carrying value of hedging instruments[2]
Assets – current	—	—	6	52
Assets – non-current	25	166	1	—
Liabilities – current	(43)	(39)	(6)	—
Liabilities – non-current	(559)	(248)	(1)	(15)

Profiles of the significant timing, price and rate information of hedging instruments
Maturity range	Aug 2023 – Sep 2044	Jul 2024 – Nov 2040	Apr 2023 – May 2029	Jun 2023 – Sep 2027
Spot foreign exchange range:
GBP:USD	n/a	1.30 – 1.66	1.20 – 1.36	1.18 – 1.22
GBP:EUR	1.11 – 1.20	1.08 – 1.24	1.10 – 1.20	1.12 – 1.13
EUR:USD	1.13 – 1.17	1.13 – 1.15	n/a	n/a
Interest rate range:
GBP	SONIA +84bps/+374bps	0.976% – 7.410%	n/a	n/a
USD	LIBOR +68bps/ SOFR +126bps	2.095% – 3.864%	n/a	n/a
1.The reclassification of the net investment hedge on the disposals of NECO and Millennium Pipeline Company LLC were included within Other operating income.
2.The use of derivatives may entail a derivative transaction qualifying for more than one hedge type designation under IFRS 9. Therefore, the derivative amounts in the table above are grossed up by hedge type, whereas they are presented net at an instrument level in the statement of financial position.
The following tables show the effects of hedge accounting on financial position and year-to-date performance for each type of hedge.
These tables also present the notional values of hedging instruments (and equal hedged exposures) which were impacted by IFRS 9 Interest Rate
Benchmark Reform amendments in the prior year.
(i) Fair value hedges of foreign currency and interest rate risk on recognised borrowings:

As at 31 March 2024		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1]	(5,096)	720	(35)	40	(22)	18
1.The carrying value of the hedged borrowings is £4,364 million, of which £271 million is current and £4,093 million is non-current.

As at 31 March 2023		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1,2]	(4,779)	789	(43)	398	(351)	47
1.The carrying value of the hedged borrowings was £4,042 million, of which £511 million was current and £3,531 million was non-current.
2.Included within the hedging instrument notional balance was £859 million impacted by Interest Rate Benchmark Reform amendments which were still to be transitioned.
(ii) Cash flow hedges of foreign currency and interest rate risk:

As at 31 March 2024		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings and forecast cash flows	(9,892)	154	—	(18)	3	(15)
Foreign currency risk on forecast cash flows	(2,039)	(31)	—	28	(28)	—

As at 31 March 2023		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings	(9,357)	(73)	—	149	(154)	(5)
Foreign currency risk on forecast cash flows	(537)	(3)	—	(35)	35	—
(iii) Net investment hedges of foreign currency risk:

As at 31 March 2024		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations	(2,999)	40	(2,564)	(62)	62	—

As at 31 March 2023		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations	(3,095)	(129)	(2,457)	198	(198)	—

Disclosure of detailed information about hedged items	The following tables show the effects of hedge accounting on financial position and year-to-date performance for each type of hedge.
These tables also present the notional values of hedging instruments (and equal hedged exposures) which were impacted by IFRS 9 Interest Rate
Benchmark Reform amendments in the prior year.
(i) Fair value hedges of foreign currency and interest rate risk on recognised borrowings:

As at 31 March 2024		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1]	(5,096)	720	(35)	40	(22)	18
1.The carrying value of the hedged borrowings is £4,364 million, of which £271 million is current and £4,093 million is non-current.

As at 31 March 2023		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1,2]	(4,779)	789	(43)	398	(351)	47
1.The carrying value of the hedged borrowings was £4,042 million, of which £511 million was current and £3,531 million was non-current.
2.Included within the hedging instrument notional balance was £859 million impacted by Interest Rate Benchmark Reform amendments which were still to be transitioned.
(ii) Cash flow hedges of foreign currency and interest rate risk:

As at 31 March 2024		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings and forecast cash flows	(9,892)	154	—	(18)	3	(15)
Foreign currency risk on forecast cash flows	(2,039)	(31)	—	28	(28)	—

As at 31 March 2023		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings	(9,357)	(73)	—	149	(154)	(5)
Foreign currency risk on forecast cash flows	(537)	(3)	—	(35)	35	—
(iii) Net investment hedges of foreign currency risk:

As at 31 March 2024		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations	(2,999)	40	(2,564)	(62)	62	—

As at 31 March 2023		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations	(3,095)	(129)	(2,457)	198	(198)	—

Disclosure of fair value measurement of assets

	2024				2023
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments held at FVTPL	3,084	—	483	3,567	1,764	—	452	2,216
Investments held at FVOCI[1]	—	397	—	397	—	407	—	407
Financing derivatives	—	293	40	333	—	341	22	363
Commodity contract derivatives	—	35	—	35	—	62	4	66
	3,084	725	523	4,332	1,764	810	478	3,052
Liabilities
Financing derivatives	—	(1,022)	(104)	(1,126)	—	(997)	(122)	(1,119)
Commodity contract derivatives	—	(105)	(13)	(118)	—	(134)	(40)	(174)
Contingent consideration[2]	—	—	—	—	—	—	(19)	(19)
	—	(1,127)	(117)	(1,244)	—	(1,131)	(181)	(1,312)
	3,084	(402)	406	3,088	1,764	(321)	297	1,740
1.Investments held includes instruments which meet the criteria of IFRS 9 or IAS 19.
2.Contingent consideration relates to the acquisition of National Grid Renewables.
he changes in value of our Level 3 financial instruments are as follows:

	Financing derivatives		Commodity contract derivatives		Other[3]		Total
	2024	2023	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(100)	(187)	(36)	44	433	376	297	233
Net gains/(losses) for the year[1,2]	36	87	—	(18)	6	(2)	42	67
Purchases	—	—	(16)	(56)	35	59	19	3
Settlements	—	—	39	(6)	9	—	48	(6)
At 31 March	(64)	(100)	(13)	(36)	483	433	406	297
1.Gain of £36 million (2023: £87 million gain) is attributable to derivative financial instruments held at the end of the reporting period and has been recognised in finance costs in the consolidated income statement.
2.Includes a loss of £18 million (2023: £41 million loss) attributable to commodity contract derivative financial instruments held at the end of the reporting period and has been recognised in other operating costs in the consolidated income statement.
3.Other comprises our investments in Sunrun Neptune 2016 LLC and the investments made by National Grid Partners, which are accounted for at fair value through profit and loss.
In March 2023 this also included the contingent consideration arising from the acquisition of National Grid Renewables now settled. Net gains and losses are recognised within finance income and costs in the consolidated income statement.

Disclosure of fair value measurement of liabilities

	2024				2023
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments held at FVTPL	3,084	—	483	3,567	1,764	—	452	2,216
Investments held at FVOCI[1]	—	397	—	397	—	407	—	407
Financing derivatives	—	293	40	333	—	341	22	363
Commodity contract derivatives	—	35	—	35	—	62	4	66
	3,084	725	523	4,332	1,764	810	478	3,052
Liabilities
Financing derivatives	—	(1,022)	(104)	(1,126)	—	(997)	(122)	(1,119)
Commodity contract derivatives	—	(105)	(13)	(118)	—	(134)	(40)	(174)
Contingent consideration[2]	—	—	—	—	—	—	(19)	(19)
	—	(1,127)	(117)	(1,244)	—	(1,131)	(181)	(1,312)
	3,084	(402)	406	3,088	1,764	(321)	297	1,740
1.Investments held includes instruments which meet the criteria of IFRS 9 or IAS 19.
2.Contingent consideration relates to the acquisition of National Grid Renewables.
he changes in value of our Level 3 financial instruments are as follows:

	Financing derivatives		Commodity contract derivatives		Other[3]		Total
	2024	2023	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(100)	(187)	(36)	44	433	376	297	233
Net gains/(losses) for the year[1,2]	36	87	—	(18)	6	(2)	42	67
Purchases	—	—	(16)	(56)	35	59	19	3
Settlements	—	—	39	(6)	9	—	48	(6)
At 31 March	(64)	(100)	(13)	(36)	483	433	406	297
1.Gain of £36 million (2023: £87 million gain) is attributable to derivative financial instruments held at the end of the reporting period and has been recognised in finance costs in the consolidated income statement.
2.Includes a loss of £18 million (2023: £41 million loss) attributable to commodity contract derivative financial instruments held at the end of the reporting period and has been recognised in other operating costs in the consolidated income statement.
3.Other comprises our investments in Sunrun Neptune 2016 LLC and the investments made by National Grid Partners, which are accounted for at fair value through profit and loss.
In March 2023 this also included the contingent consideration arising from the acquisition of National Grid Renewables now settled. Net gains and losses are recognised within finance income and costs in the consolidated income statement.

Schedule of impacts of reasonably possible changes in significant level 3 assumptions	The impacts on a post-tax basis of reasonably possible changes in significant Level 3 assumptions are as follows:

	Financing derivatives		Commodity contract derivatives		Other[3]
	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m
10% increase in commodity prices[1]	—	—	4	5	—	—
10% decrease in commodity prices[1]	—	—	(4)	(6)	—	—
+20 basis points change in Limited Price Inflation (LPI) market curve²	(41)	(53)	—	—	—	—
-20 basis points change in LPI market curve²	41	51	—	—	—	—
+20 basis points increase between RPI and Consumer Price Index (CPI)	37	43	—	—	—	—
-20 basis points decrease between RPI and CPI	(34)	(38)	—	—	—	—
+100 basis points change in discount rate	—	—	—	—	(7)	(9)
-100 basis points change in discount rate	—	—	—	—	9	10
+10% change in venture capital price	—	—	—	—	28	28
-10% change in venture capital price	—	—	—	—	(28)	(28)
1.Level 3 commodity price sensitivity is included within the sensitivity analysis disclosed in note 35.
2.A reasonably possible change in assumption of other Level 3 derivative financial instruments is unlikely to result in a material change in fair values.
3.The investments acquired in the period were on market terms, and sensitivity is considered insignificant at 31 March 2024.